Taxation (Details) - Schedule of Reconciliations of the Income Tax Expenses (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliations of the Income Tax Expenses [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%